Segmental information - Consolidated income statement (Details) - USD ($) $ in Millions	4 Months Ended	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Sales		$ 15,176	$ 15,181
Net sales
At budgeted exchange rates(1)		10,698	10,894
Acquisitions and disposals		135	116
SC&P allocation		0	0
Retranslation to actual exchange rates		(6)	(191)
Hyperinflation		74	143
Net sales		10,901	10,962
Operating profit/(loss)
At budgeted exchange rates(1)		3,336	3,609
Acquisitions and disposals		30	4
SC&P allocation		0	0
Fair value remeasurements			(1)
Retranslation to actual exchange rates		34	(90)
Hyperinflation		(28)	(12)
Operating profit/(loss) before exceptional items		3,372	3,510
Exceptional operating items(2)		(217)	(193)
Operating profit/(loss)		3,155	3,317
Non-operating items		(54)	(60)
Net finance charges		(442)	(431)
Share of after tax results of associates and joint ventures		115	253
Profit before taxation		2,774	3,079
Percentage of calendar year net sales that occur in the last four months	38.00%
Operating segments
Disclosure of operating segments [line items]
Sales		15,106	15,118
Net sales
At budgeted exchange rates(1)		10,629	10,833
Acquisitions and disposals		135	116
SC&P allocation		0	0
Retranslation to actual exchange rates		(7)	(193)
Hyperinflation		74	143
Net sales		10,831	10,899
Operating profit/(loss)
At budgeted exchange rates(1)		3,517	3,753
Acquisitions and disposals		30	4
SC&P allocation		0	0
Fair value remeasurements			(1)
Retranslation to actual exchange rates		54	(87)
Hyperinflation		(28)	(12)
Operating profit/(loss) before exceptional items		3,573	3,657
Exceptional operating items(2)		(217)	(193)
Operating profit/(loss)		3,356	3,464
Eliminate intersegment sales
Disclosure of operating segments [line items]
Sales		(2,032)	(1,842)
Net sales
At budgeted exchange rates(1)		(2,121)	(1,742)
Acquisitions and disposals		0	0
SC&P allocation		0	0
Retranslation to actual exchange rates		89	(100)
Hyperinflation		0	0
Net sales		(2,032)	(1,842)
Corporate and other
Disclosure of operating segments [line items]
Sales		70	63
Net sales
At budgeted exchange rates(1)		69	61
Acquisitions and disposals		0	0
SC&P allocation		0	0
Retranslation to actual exchange rates		1	2
Hyperinflation		0	0
Net sales		70	63
Operating profit/(loss)
At budgeted exchange rates(1)		(181)	(144)
Acquisitions and disposals		0	0
SC&P allocation		0	0
Fair value remeasurements			0
Retranslation to actual exchange rates		(20)	(3)
Hyperinflation		0	0
Operating profit/(loss) before exceptional items		(201)	(147)
Exceptional operating items(2)		0	0
Operating profit/(loss)		(201)	(147)
North America | Operating segments
Disclosure of operating segments [line items]
Sales		4,403	4,411
Net sales
At budgeted exchange rates(1)		4,088	4,077
Acquisitions and disposals		5	2
SC&P allocation		5	7
Retranslation to actual exchange rates		(3)	(2)
Hyperinflation		0	0
Net sales		4,095	4,084
Operating profit/(loss)
At budgeted exchange rates(1)		1,547	1,672
Acquisitions and disposals		(9)	(12)
SC&P allocation		16	(7)
Fair value remeasurements			23
Retranslation to actual exchange rates		77	49
Hyperinflation		0	0
Operating profit/(loss) before exceptional items		1,631	1,725
Exceptional operating items(2)		(14)	(182)
Operating profit/(loss)		1,617	1,543
Europe | Operating segments
Disclosure of operating segments [line items]
Sales		4,440	4,349
Net sales
At budgeted exchange rates(1)		2,455	2,356
Acquisitions and disposals		6	25
SC&P allocation		27	34
Retranslation to actual exchange rates		78	11
Hyperinflation		66	139
Net sales		2,632	2,565
Operating profit/(loss)
At budgeted exchange rates(1)		762	784
Acquisitions and disposals		3	(6)
SC&P allocation		7	(4)
Fair value remeasurements			0
Retranslation to actual exchange rates		35	25
Hyperinflation		(10)	(2)
Operating profit/(loss) before exceptional items		797	797
Exceptional operating items(2)		(183)	(11)
Operating profit/(loss)		614	786
Asia Pacific | Operating segments
Disclosure of operating segments [line items]
Sales		3,480	3,564
Net sales
At budgeted exchange rates(1)		2,095	2,226
Acquisitions and disposals		4	24
SC&P allocation		5	6
Retranslation to actual exchange rates		6	(50)
Hyperinflation		0	0
Net sales		2,110	2,206
Operating profit/(loss)
At budgeted exchange rates(1)		639	729
Acquisitions and disposals		1	7
SC&P allocation		(2)	(1)
Fair value remeasurements			0
Retranslation to actual exchange rates		7	(46)
Hyperinflation		0	0
Operating profit/(loss) before exceptional items		645	689
Exceptional operating items(2)		(18)	0
Operating profit/(loss)		627	689
Latin America and Caribbean | Operating segments
Disclosure of operating segments [line items]
Sales		1,371	1,442
Net sales
At budgeted exchange rates(1)		1,117	1,004
Acquisitions and disposals		3	0
SC&P allocation		7	6
Retranslation to actual exchange rates		(80)	59
Hyperinflation		3	0
Net sales		1,050	1,069
Operating profit/(loss)
At budgeted exchange rates(1)		385	337
Acquisitions and disposals		1	0
SC&P allocation		1	(2)
Fair value remeasurements			(24)
Retranslation to actual exchange rates		(44)	5
Hyperinflation		(9)	0
Operating profit/(loss) before exceptional items		334	316
Exceptional operating items(2)		(2)	0
Operating profit/(loss)		332	316
Africa | Operating segments
Disclosure of operating segments [line items]
Sales		1,412	1,352
Net sales
At budgeted exchange rates(1)		828	1,115
Acquisitions and disposals		117	65
SC&P allocation		2	2
Retranslation to actual exchange rates		(8)	(211)
Hyperinflation		5	4
Net sales		944	975
Operating profit/(loss)
At budgeted exchange rates(1)		162	245
Acquisitions and disposals		34	15
SC&P allocation		0	0
Fair value remeasurements			0
Retranslation to actual exchange rates		(21)	(120)
Hyperinflation		(9)	(10)
Operating profit/(loss) before exceptional items		166	130
Exceptional operating items(2)		0	0
Operating profit/(loss)		166	130
SC&P | Operating segments
Disclosure of operating segments [line items]
Sales		2,032	1,842
Net sales
At budgeted exchange rates(1)		2,167	1,797
Acquisitions and disposals		0	0
SC&P allocation		(46)	(55)
Retranslation to actual exchange rates		(89)	100
Hyperinflation		0	0
Net sales		2,032	1,842
Operating profit/(loss)
At budgeted exchange rates(1)		22	(14)
Acquisitions and disposals		0	0
SC&P allocation		(22)	14
Fair value remeasurements			0
Retranslation to actual exchange rates		0	0
Hyperinflation		0	0
Operating profit/(loss) before exceptional items		0	0
Exceptional operating items(2)		0	0
Operating profit/(loss)		$ 0	$ 0